FAIR VALUE MEASUREMENTS - Liabilities Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private Placement Warrant liabilities	$ 22,080	$ 9,400	$ 0
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private Placement Warrant liabilities	22,080
Contingent consideration			1,000
Total	22,080		1,000
Fair Value, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private Placement Warrant liabilities	0
Contingent consideration			0
Total	0		0
Fair Value, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private Placement Warrant liabilities	0
Contingent consideration			0
Total	0		0
Fair Value, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private Placement Warrant liabilities	22,080
Contingent consideration			1,000
Total	$ 22,080		$ 1,000